Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2025		December 31, 2024
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior unsecured notes	Level 2	353,587	360,062	—	—
Financing obligations	Level 2	225,294	224,003	197,018	196,240
Convertible debentures	Level 1	55,000	55,330	129,106	168,949
Mortgage	Level 2	26,742	24,194	27,600	23,993

Schedule of reconciliation of level 3 recurring fair value measurements
Reconciliation of Level 3 recurring fair value measurements:

	December 31, 2025	December 31, 2024
Balance, beginning of period	$127,866	$115,857
Changes in fair value recognized in earnings	(26,909)	53,206
Changes in foreign exchange rates	2,677	(1,508)
Payments	(40,181)	(39,689)
Balance, end of the period	$63,453	$127,866

Schedule of credit risk
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2025	2024
Customer A	27%	27%
Customer B	20%	25%
Customer C	11%	9%
Customer D	10%	11%
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2025	December 31, 2024
Customer 1	20%	20%
Customer 2	14%	23%
Customer 3	11%	7%

Schedule of maximum exposure to credit risk for accounts receivable and contract assets
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2025	December 31, 2024
Trade accounts receivable	$51,717	$69,411
Holdbacks	3,184	791
Accrued trade receivables	63,199	71,933
Contract receivables, included in accounts receivable	$118,100	$142,135
Other receivables	30,828	23,935
Total accounts receivable	$148,928	$166,070
Contract assets	30,472	4,135
	$179,400	$170,205

Schedule of trade receivables and holdbacks aging	As at December 31, 2025, and December 31, 2024, trade receivables and holdbacks are aged as follows:

	December 31, 2025	December 31, 2024
Not past due	$50,800	$61,443
Past due 1-30 days	1,451	7,547
Past due 31-60 days	1,459	521
More than 61 days	1,191	691
	$54,901	$70,202